FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of fair value measurements of financial liabilities [Table Text Block]
Fair value measurements at January 31, 2023 using:		Level 1		Level 2		Level 3		Total
	$		$		$		$
Financial liabilities:
Earn out shares (Note 13)		-		-		239,700		239,700
Fair value measurements at January 31, 2022 using:		Level 1		Level 2		Level 3		Total
	$		$		$		$
Financial liabilities:
Earn out shares (Note 13)		-		-		1,006,368		1,006,368